Property and Equipment	12 Months Ended
Dec. 31, 2015
Moleculin, LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Disclosure [Text Block]
Note 3 - Property and Equipment

Property and equipment consisted of the following at December 31, 2015 and 2014:

	Lives	December 31, 2015	December 31, 2014

Leasehold improvements	1 year	$81,602	$81,602
Machinery and equipment	5 years	57,327	57,327
Furniture and fixtures	7 years	7,955	7,955
Less: accumulated depreciation		(135,625)	(124,289)
Property and equipment, net		$11,259	$22,595

Depreciation expense for the years ended December 31, 2015 and 2014 were $11,336 and $11,005, respectively.